Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 465	$ 783	$ 4,122
Restricted cash, current portion	142	143	143
Inventories	1,063	1,173	583
Trade receivables, net	2,968	1,681	455
Prepayments and other assets	402	404	725
Total current assets	5,040	4,184	6,028
FIXED ASSETS, NET:
Vessels, net	119,968	121,341	130,501
Total fixed assets, net	119,968	121,341	130,501
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	4,858	4,857	4,357
Deferred charges, net	340	358	836
Total other non-current assets	5,198	5,215	5,193
Total assets	130,206	130,740	141,722
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current	6,717	6,813	7,095
Accounts payable	3,115	3,115	1,103
Due to related parties	5,024	1,953	121
Hire collected in advance	446	415	2,129
Accrued and other liabilities	724	574	752
Total current liabilities	16,026	12,870	11,200
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs, non-current	64,630	66,617	73,456
Promissory note	2,500	2,500	2,500
Total non-current liabilities	67,130	69,117	75,956
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 18,277,893 shares issued and outstanding at each of December 31, 2016 and March 31, 2017, respectively and 18,244,671 at December 31, 2015)	18	18	18
Additional paid-in capital	70,123	70,123	70,123
Accumulated deficit	(23,091)	(21,388)	(15,575)
Total stockholders' equity	47,050	48,753	54,566
Total liabilities and stockholders' equity	$ 130,206	$ 130,740	$ 141,722